COMMITMENTS AND CONTINGENCIES - Capital commitment (Details) $ in Thousands	Dec. 31, 2023 USD ($)
COMMITMENTS AND CONTINGENCIES.
Less than one year	$ 59,304
More than one year	264
Total	$ 59,568